Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000041105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	$ 10,000		$ 10,036	$ 10,632	$ 10,772	$ 11,534	$ 12,039	$ 12,254	$ 11,133	$ 11,816	$ 12,031	$ 12,432
C000130454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,003,377	1,066,797	1,082,784	1,159,378	1,210,746	1,231,988	1,120,164	1,191,431	1,214,564	1,258,200
C000073401 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,034	10,635	10,779	11,543	12,052	12,276	11,148	11,850	12,074	12,473
C000000136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		9,934	10,425	10,460	11,092	11,475	11,571	10,403	10,947	11,033	11,294
C000000134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	9,553		9,569	10,109	10,227	10,925	11,378	11,560	10,472	11,104	11,287	11,632
Bloomberg U S Municipal Bond C000130454 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,002,500	1,057,136	1,070,668	1,151,396	1,211,384	1,229,797	1,124,895	1,196,888	1,209,456	1,260,800
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,025	$ 10,571	$ 10,707	$ 11,514	$ 12,114	$ 12,298	$ 11,249	$ 11,969	$ 12,095	$ 12,608